ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Weighted average number of units outstanding	21,990,368	21,992,202
Series Fifteen [Member]
Weighted average number of units outstanding	3,868,900	3,869,900
Series Sixteen [Member]
Weighted average number of units outstanding	5,426,435	5,427,102
Series Seventeen [Member]
Weighted average number of units outstanding	4,998,833	4,999,000
Series Eighteen [Member]
Weighted average number of units outstanding	3,616,200	3,616,200
Series Nineteen [Member]
Weighted average number of units outstanding	4,080,000	4,080,000